DEBT	12 Months Ended
Dec. 26, 2015
Debt Disclosure [Abstract]
DEBT
DEBT

On December 17, 2012, we entered into an unsecured Note Purchase Agreement (the "Agreement") under which we issued our 3.89% Series 2012 A Senior Notes, due December 17, 2022, in the aggregate principal amount of $35 million and our 3.98% Series 2012 B Senior Notes, due December 17, 2024, in the aggregate principal amount of $40 million.  Proceeds from the sale of the Series A Senior Notes and Series B Senior Notes were used to repay amounts due on our existing Series 2002-A Senior Notes, Tranche B totaling $40 million and our revolving credit facility.

On November 3, 2014, the Company entered into a five-year, $295 million unsecured revolving credit facility with a syndicate of U.S. banks led by JPMorgan Chase Bank, N.A., as administrative agent and Wells Fargo Bank, N.A., as syndication agent.  The facilities include up to $45 million which may be advanced in the form of letters of credit, and up to $100 million (U.S. dollar equivalent) which may be advanced in Canadian dollars, Australian dollars, pounds Sterling, Euros and such other foreign currencies as may subsequently be agreed upon among the parties. This facility replaced our $265 million unsecured revolving credit facility.  Cash borrowings are charged interest based upon an index selected by the Company, plus a margin that is determined based upon the index selected and upon the financial performance of the Company and certain of its subsidiaries. The Company is charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15 to 32.5 basis points, also determined based upon the Company's performance.  The facility fee is payable quarterly in arrears.

Outstanding letters of credit extended on our behalf on December 26, 2015 and December 27, 2014 aggregated $25.4 million and $26.3 million; respectively, which includes approximately $9.8 million related to industrial development revenue bonds.  Letters of credit have one year terms and include an automatic renewal clause.  The letters of credit related to industrial development revenue bonds are charged an annual interest rate of 110 basis points, based upon our financial performance.  The letters of credit related to workers’ compensation are charged an annual interest rate of 75 basis points

Long-term debt obligations are summarized as follows on December 26, 2015 and December 27, 2014 (amounts in thousands):

	2015	2014
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $295 million due on November 3, 2019, interest payable monthly at a floating rate (1.11% on December 27,2014)	—	13,945
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.17% on December 26, 2015 and 0.24% on December 27, 2014)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.26% on December 26, 2015 and 0.23% on December 27, 2014)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.25% on December 26, 2015 and 0.23% on December 27, 2014)	3,700	3,700
Foreign Affiliate Debt	1,195	—
	85,895	98,645
Less current portion	1,145	—
Long-term portion	$84,750	$98,645

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio.  The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold among other industry standard covenants.  We were within all of our lending requirements on December 26, 2015 and December 27, 2014.

On December 26, 2015, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2016	$1,145
2017	29
2018	19
2019	2
2020	2,700
Thereafter	82,000
Total	$85,895

On December 26, 2015, the estimated fair value of our long-term debt, including the current portion, was $85.6 million, which was $0.3 million less than the carrying value.  The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities.